Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	$ 204,459	$ 68,155	$ 63,846
Deferred Income Taxes other		41
Deferred Income Taxes Constitution1	600,227	197,920	79,383
Deferred Income Taxes Realization1	(221,817)	(52,730)	(60,808)
Deferred Income Taxes Foreign Exchange1	922	(8,927)	(14,266)
Deferred Income Taxes	583,791	204,459	68,155
Allowance For Financial Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	5,965	6,398	8,252
Deferred Income Taxes Foreign Exchange1	334	(433)	(1,854)
Deferred Income Taxes	6,299	5,965	6,398
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	72,343	41,982
Deferred Income Taxes other	12,175	585
Deferred Income Taxes Constitution1	68,971	52,157
Deferred Income Taxes Realization1	(34,313)	(18,394)
Deferred Income Taxes Foreign Exchange1	3,927	(3,987)
Deferred Income Taxes	123,103	72,343	41,982
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	282,767	116,535	89,219
Deferred Income Taxes other	12,175	626
Deferred Income Taxes Constitution1	669,198	250,077	115,453
Deferred Income Taxes Realization1	(256,130)	(71,124)	(67,841)
Deferred Income Taxes Foreign Exchange1	5,183	(13,347)	(20,296)
Deferred Income Taxes	713,193	282,767	116,535
Tax Loss And Negative Basis Of Social Contribution One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	77,985	8,596	4,979
Deferred Income Taxes other		4,201
Deferred Income Taxes Constitution1	19,930	67,939	7,150
Deferred Income Taxes Realization1	(5,707)		(3,724)
Deferred Income Taxes Foreign Exchange1	5,649	(2,751)	191
Deferred Income Taxes	97,857	77,985	8,596
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	360,752	125,131	94,198
Deferred Income Taxes other	12,175	4,827
Deferred Income Taxes Constitution1	689,128	318,016	122,603
Deferred Income Taxes Realization1	(261,837)	(71,124)	(71,565)
Deferred Income Taxes Foreign Exchange1	10,832	(16,098)	(20,105)
Deferred Income Taxes	811,050	360,752	125,131
Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(18,850)
Deferred Income Taxes Constitution1	(7,821)	(19,137)
Deferred Income Taxes Realization1	13,730
Deferred Income Taxes Foreign Exchange1	(798)	287
Deferred Income Taxes	(13,739)	(18,850)
Fair Value Changes Financial Instruments One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(2,144)	(8,741)	(698)
Deferred Income Taxes Constitution1	(3,744)	(170)	(7,013)
Deferred Income Taxes Realization1	4,634	5,544
Deferred Income Taxes Foreign Exchange1	(51)	(82)	(1,030)
Deferred Income Taxes	(3,291)	(2,144)	(8,741)
Reflected in OCI	(1,986)	1,305
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(8,340)
Deferred Income Taxes Constitution1	46,446	(14,524)
Deferred Income Taxes Realization1	(60,338)	4,744
Deferred Income Taxes Foreign Exchange1	(1,856)	1,440
Deferred Income Taxes	(24,088)	(8,340)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(29,334)	(8,741)	(698)
Deferred Income Taxes Constitution1	34,881	(33,831)	(7,013)
Deferred Income Taxes Realization1	(41,974)	10,288
Deferred Income Taxes Foreign Exchange1	(2,705)	1,645	(1,030)
Deferred Income Taxes	(41,118)	(29,334)	(8,741)
Reflected in OCI	(1,986)	1,305
Fair Value Changes Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,057	32
Deferred Income Taxes Realization1	(20,194)
Deferred Income Taxes Foreign Exchange1	(229)	(280)
Deferred Income Taxes	(1,758)	1,057	32
Reflected in OCI	2,815	1,025
Deferred Income Taxes Constitution	17,608	1,305
Unused Tax Credits One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes		116,390	93,500
Deferred Income Taxes Constitution1	741,617	285,490	115,590
Deferred Income Taxes Realization1	(324,005)	(60,836)	(71,565)
Deferred Income Taxes Foreign Exchange1			(21,135)
Deferred Income Taxes			116,390
Reflected in OCI	$ 829	2,330
Other provisions [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes		33,323	14,944
Deferred Income Taxes Constitution1			27,125
Deferred Income Taxes Realization1			(5,242)
Deferred Income Taxes Foreign Exchange1			(3,504)
Deferred Income Taxes			33,323
Fair Value Changes Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes		$ 8,659	2,177
Deferred Income Taxes Constitution1			8,945
Deferred Income Taxes Realization1			(1,791)
Deferred Income Taxes Foreign Exchange1			(672)
Deferred Income Taxes			$ 8,659